UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2010 to June 30, 2010

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware	19720

(Address of principal executive offices of the issuing entity )	(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2003-4, Subseries 2:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(b) hereto.

(C) Series 2005-4, Subseries 1:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(c) hereto.

(D) Series 2005-4, Subseries 2:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(d) hereto.

(E) Series 2006-1, Subseries 2:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(e) hereto.

(F) Series 2006-2, Subseries 2:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(f) hereto.

(G) Series 2006-2, Subseries 3:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(g) hereto.

(H) Series 2006-3:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2006-3, which is attached as Exhibit 99(h) hereto.

(I) Series 2007-2:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2007-2, which is attached as Exhibit 99(i) hereto.

(J) Series 2007-3, Subseries 2:

On July 15, 2010 the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(j) hereto.

Series 2007-CC Collateral Certificate:

On July 15, 2010, the Registrant made available the Monthly Certificateholders' Statement for June 2010 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on July 15, 2010 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.	Description
99(a)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 1996-4.
99(b)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2003-4, Subseries 2.
99(c)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2005-4, Subseries 1.
99(d)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2005-4, Subseries 2.
99(e)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2006-1, Subseries 2.
99(f)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2006-2, Subseries 2.
99(g)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2006-2, Subseries 3.
99(h)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2006-3.
99(i)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2007-2.
99(j)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2010, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: July 15, 2010

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2003-4, Subseries 2.

99(c)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2005-4, Subseries 1.

99(d)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2005-4, Subseries 2.

99(e)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2006-1, Subseries 2.
99(f)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2006-2, Subseries 2.

99(g)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2006-2, Subseries 3.

99(h)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2006-3.

99(i)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2007-2.

99(j)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2010, for Series 2007-3, Subseries 2.